Cover	Oct. 13, 2025
Document Information Line Items
Entity Registrant Name	AMERICAN RESOURCES CORPORATION
Entity Central Index Key	0001590715
Document Type	8-K/A
Amendment Flag	true
Entity Emerging Growth Company	false
Document Period End Date	Oct. 13, 2025
Entity File Number	000-55456
Entity Incorporation State Country Code	FL
Entity Tax Identification Number	46-3914127
Entity Address Address Line 1	12115 Visionary Way
Entity Address Address Line 2	Suite 174
Entity Address City Or Town	Fishers
Entity Address State Or Province	IN
Entity Address Postal Zip Code	46038
City Area Code	317
Local Phone Number	855-9926
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Amendment Description	The purpose of this Form 8-K/A is to amend and restate the Form 8-K that was filed by American Resources Corporation, a Florida corporation on October 14, 2025 with the Securities and Exchange Commission.
Class A Common [Member]
Document Information Line Items
Security 12b Title	Class A Common
Trading Symbol	AREC
Security Exchange Name	NASDAQ
Warrant [Member]
Document Information Line Items
Security 12b Title	Warrant
Trading Symbol	ARECW
Security Exchange Name	NASDAQ